SUBSEQUENT EVENTS - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2012	Feb. 29, 2012 Dividend Paid	Feb. 29, 2012 Dividend Paid American Depositary Share	Mar. 31, 2013 Subsequent Event	Apr. 30, 2013 Subsequent Event Two Thousand Eight Plan Option	Apr. 30, 2013 Subsequent Event Two Thousand Eight Plan As Previously Reported	Apr. 30, 2013 Subsequent Event Two Thousand Eight Plan Minimum	Apr. 30, 2013 Subsequent Event Two Thousand Eight Plan Maximum	Mar. 31, 2013 Subsequent Event Dividend Paid	Mar. 31, 2013 Subsequent Event Dividend Paid American Depositary Share
Subsequent Event [Line Items]
Dividend approved, per share		$ 0.16	$ 0.32						$ 0.25	$ 0.50
Dividend declared aggregate amount	$ 12,556	$ 12,556							$ 20,000
Dividend declared payment date				2013-05
Contractual term of options granted					10 years	5 years
Number of option grants modified					5
Option prior modification					960,000
Option modified during period					625,000
Number of employee option exercise price modified					4
Option exercise price prior modification							$ 3.15	$ 3.4